SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2017
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

4.	SHORT-TERM INVESTMENTS

Short-term investments are comprised of a highly liquid Canadian dollar denominated guaranteed investment certificate with an initial term to maturity greater than ninety days, but not more than one year, that is readily convertible to a contracted amount of cash. The counter-party is a Canadian financial institution.  During the year ended December 31, 2017, the instrument was yielding an annual interest rate range of 1.10% (December 31, 2016 - 1.10% - 1.20%).